Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2019
Financial Instruments and Fair Value Measurements [Abstract]
Fair Value Measurements:

13.Financial Instruments and Fair Value Measurements:

On September 27, 2018, the Company invested $5,000 in a 9.50% Senior Unsecured Callable Corporate Bond (“9.5% Corporate Bond”) with a five year maturity. The Company classified its investment as non-current available for sale debt securities measured at fair value through other comprehensive income/(loss). As of December 31, 2018, the fair value of Company’s investment in the 9.5% Corporate Bond amounted to $4,961, resulting in an unrealized loss of $39 and included in the consolidated statement of comprehensive income for the year ended December 31, 2018. On March 27, 2019 the Company received its 9.5% semi-annual coupon, which amounted to $238. As of June 30, 2019, the fair value of Company’s investment in the 9.5% Corporate Bond amounted to $5,048, resulting in an unrealized gain of $87 and included in the accompanying unaudited interim condensed consolidated statement of comprehensive income for the six-month period ended June 30, 2019.

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, accounts payable,  other current assets and liabilities and due to/due from related parties reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The carrying value approximates the fair market value for the floating rate credit facilities and financing arrangements. The fair value of the investment in Heidmar LLC as of June 7, 2019, was determined based on a valuation method that combines (weights) the income and the market approach using inputs that are unobservable in the marketplace (Level 3 inputs) and utilizing adjusted data in an active marketplace for identical securities (Level 2 inputs), respectively.

For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company has in place its valuation policies and procedures regarding the development and determination of the inputs categorized within Level 3 hierarchy. The fair value calculations are the Company’s responsibility and are approved by the Company’s management.

Any changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed and assessed each period based on changes in estimates or assumptions used by the Company’s management for accuracy and reasonability, and recorded as appropriate.

The Company, considering that Heidmar LLC is not substantially similar with the peer group, assessed as appropriate the weighing between the two approaches used in the valuation to be 80% for the income approach and 20% for the market approach. Specifically, the income approach employed in the valuation exercise is based on the discounted cash flow model that incorporates inputs that are unobservable in the marketplace (Level 3 inputs). The inputs that were used in estimating Heidmar LLC’s discounted cash flows include Heidmar LLC’s weighted average cost of capital, projected charter rates based on the most recent ten year historical rates for similar vessels as adjusted for any outliers, annual increase in Heidmar LLC’s historical wages-salaries and non-compensated general and administrative expenses, the expected number of vessels under management over the forecasted period, a long term growth factor, commission rates on projected charter rates and the number of employees as a ratio of the vessels historically managed per employee.

The market approach employed in the valuation exercise incorporates findings from utilizing adjusted data in an active marketplace for identical securities (Level 2 inputs). In particular, the market approach valuation method was based on peer group of companies which were considered fairly similar and comparable and was determined using multiples of Enterprise Value (“EV”) / EBITDA of those peer group companies. Furthermore, a 10% control premium was assumed in order to factor to the valuation the control/significant influence that exits in Heidmar LLC’s equity value in comparison with minority shareholdings in peer group analysis. Finally based on market available empirical evidences and methods, a discount factor representing the lack of marketability due to Heidmar LLC’s private status was used in estimating the total fair value of Heidmar LLC’s equity.

The significant assumptions used in the fair value measurement of the Company’s investment in Heidmar LLC are: (i) the discount factor due to lack of marketability (7.5%), (ii) the projected charter rates based on the most recent ten year historical rates for similar vessels as adjusted for any outliers, (iii) the long term growth factor (3.25%), (iv) the commission rates assumed over projected charter rates (3.0%), (v) the weighted average cost of capital (10.6%), (vi) the projected number of vessels under management over the forecasted period (average of 61 vessels) and (vii) the weighting between the two approaches (80% and 20% for the income and market approach, respectively).

On June 7, 2019, based on the valuation method that combines (weights) the income and the market approach using inputs that are unobservable in the marketplace (Level 3 inputs) and utilizing adjusted data in an active marketplace for identical securities (Level 2 inputs), no change in the fair value of the Company’s investment in Heidmar LLC was identified (Note 9).

The Company has open FFA positions on various tanker trade routes, both long and short, with settlement dates during the third and fourth quarter of 2019. The fair value of the Company’s derivatives liability was $52 as of June 30, 2019. The derivatives liability was classified as Level 2 of the fair value hierarchy. Net gain on derivatives for the six-month period ended June 30, 2019, amounted to $56 and was included in operating “Other, net” in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2019.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values.

The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of June 30, 2019:

	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Investment in available for sale debt securities	$5,048	$-	$-
Derivative liability	-	52	-
Total	$5,048	$52	$-

The following table presents information with respect to gain and loss on available for sale debt securities reflected in the Statement of Comprehensive Income as of June 30, 2019:

Amount
Available for sale debt securities:
Loss recognized in Accumulated Other Comprehensive Income	$(151)
Income reclassified from Accumulated Other Comprehensive Income into Interest and finance cost	238
Total gain recognized in Accumulated Other Comprehensive Income	$87

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of June 30, 2019.

Non-Recurring Measurements:	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Vessels, net (Note 6)	$-	$14,250	$-	$1,454
Total	$-	$14,250	$-	$1,454

Upon held for sale classification measurement at fair value less cost to sell in relation to the four VLGCs sold during the fourth quarter of 2018, an amount of $7,279 was included in “Impairment loss, (gain)/loss from sale of vessels” in the consolidated statement of operations for the year ended December 31, 2018 (Note 6).

The impairment review performed for the nine-month period ended September 30, 2018, indicated that six of the Company’s vessels (the offshore support vessels), with a carrying amount of $25,590 should be written down to their fair value as determined based on independent valuations, resulting in an impairment charge of $9,465, which was included in “Impairment loss, (gain)/loss from sale of vessels” in the consolidated statement of operations for the year ended December 31, 2018 (Note 6).

The impairment review performed for the year ended December 31, 2018, indicated that one of the Company’s tanker vessels, with a carrying amount of $26,666 should be written down to its fair value as determined based on independent valuations, resulting in an impairment charge of $291, which was included in “Impairment loss, (gain)/loss from sale of vessels” in the consolidated statement of operations for the year ended December 31, 2018 (Note 6).

The impairment review performed for the six-month period ended June 30, 2019, indicated that six of the Company’s vessels (the offshore support vessels), with a carrying amount of $15,704, should be written down to their fair value as determined based on independent valuators, resulting in an impairment charge of $1,454, which was included in “Impairment loss, (gain)/loss from sale of vessels”, in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2019 (Note 6).

As part of Heidmar’s purchase price allocation (Note 9), the fair value of customer relationships was determined based on the income approach method (i.e. multi-period excess earnings method) and the fair value of the trade name was determined based on the relief from royalty method. As of the acquisition date, the fair value of customer relationships and of the trade name amounted to $20,677 and $2,555, respectively.